INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9:-	INTANGIBLE ASSETS, NET

a.	The following table shows the Company's intangible assets for the periods presented:

	December 31,
	2012	2011
Cost:

Technology	$11,451	$726
Backlog	2,401	-
Customer relationships	899	-
	$14,751	$726
Accumulated amortization:

Technology	$1,217	$482
Backlog	1,168	-
Customer relationships	44	-
	$2,429	$482

Amortized cost	$12,322	$244

b.	Amortization expense for the years ended December 31, 2012, 2011 and 2010 was $ 1,947, $ 124 and $ 123, respectively.

c.	Estimated amortization expense for the years ending:

Year ending December 31,

2013	$3,075
2014	1,751
2015	1,718
2016	1,622
2017 and on	4,156

Total	$12,322